OTHER LONG TERM ASSETS (Schedule of Long-Term Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Capital improvements in progress	$ 1,595	$ 10,099
Collateral deposits on swap agreements	9,697	398
Value of acquired charter-out contracts, net	9,067	10,503
Long term receivables	0	0
Other	960	961
Other long-term assets	$ 21,319	$ 21,961